Financial Statement Balances and Amounts of VIEs and Subsidiaries Included in Consolidating Financial Statements After Elimination of Intercompany Balances and Transactions Among VIEs and Subsidiaries within Group (Detail)
¥ in Millions, $ in Millions
		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents		¥ 25,231		¥ 53,156	¥ 36,850	$ 3,554
Short-term investments, net		168,670		120,839		23,757
Accounts receivable, net		10,848		11,733		1,528
Total current assets		230,255		212,850		32,432
Fixed assets, net		27,960		23,973		3,938
Intangible assets, net		881		1,254		124
Licensed copyrights, net		6,967		6,841		981
Produced content, net		13,377		13,002		1,884
Long-term investments, net		47,957		55,297		6,755
Long-term time deposits and held-to-maturity investments		24,666		23,629		3,474
Operating lease right-of-use assets		10,851		10,365		1,528
Total non-current assets		176,504		178,123		24,859
Total		406,759		390,973		57,291
Accounts payable and accrued liabilities		37,717		38,014		5,312
Customer deposits and deferred revenue		14,627		13,116		2,060
Operating lease liabilities		3,108		2,809		438
Total current third-party liabilities		76,451		79,630		10,768
Operating lease liabilities		5,040		4,810		710
Total non-current third-party liabilities		67,700		73,538		9,536
Total revenues		134,598	$ 18,958	123,675	124,493
Net (loss) income		21,549	3,036	7,534	7,591
Net cash provided by operating activities		36,615	5,157	26,170	20,122
Net cash used in investing activities		(50,397)	(7,098)	(3,944)	(31,444)
Net cash provided/(used in) by financing activities		(14,162)	(1,995)	(6,390)	23,396
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents		4,838		3,781		681
Short-term investments, net		5,055		4,650		712
Accounts receivable, net		7,642		8,408		1,076
Others		8,286		8,487		1,167
Total current assets		25,821		25,326		3,636
Fixed assets, net		9,084		7,624		1,279
Intangible assets, net		835		1,209		118
Licensed copyrights, net		1,951		1,952		275
Produced content, net		12,349		12,534		1,739
Long-term investments, net		17,428		18,157		2,455
Long-term time deposits and held-to-maturity investments		330		300		46
Operating lease right-of-use assets		6,241		5,460		879
Others		11,266		10,829		1,587
Total non-current assets		59,484		58,065		8,378
Total		85,305		83,391		12,014
Total current third-party liabilities		34,056		30,368		4,797
Total non-current third-party liabilities		6,753		6,663		951
Total		54,794		55,774		7,718
Total revenues		67,001	9,437	62,121	61,380
Net (loss) income		4,202	592	212	(220)
Net cash provided by operating activities		5,328	750	2,938	4,121
Net cash used in investing activities		(2,381)	(335)	(1,898)	(7,551)
Net cash provided/(used in) by financing activities		(1,998)	$ (281)	(64)	¥ 3,999
Variable Interest Entity, Primary Beneficiary | Third-party Liabilities
Variable Interest Entity [Line Items]
Accounts payable and accrued liabilities		16,385		15,749		2,308
Customer deposits and deferred revenue		8,007		7,387		1,128
Operating lease liabilities		2,883		2,554		406
Others		6,781		4,678		955
Total current third-party liabilities		34,056		30,368		4,797
Operating lease liabilities		4,920		4,565		693
Others		1,833		2,098		258
Total non-current third-party liabilities		6,753		6,663		951
Variable Interest Entity, Primary Beneficiary | Amounts due to the entities within Baidu
Variable Interest Entity [Line Items]
Amounts due to the other entities within Baidu	[1]	¥ 13,985		¥ 18,743		$ 1,970

[1]	It represents the elimination of intercompany balances among Baidu, Inc., its subsidiaries and the VIEs and VIEs’ subsidiaries.